Vessels, Net (Details) (USD $)	12 Months Ended			8 Months Ended		7 Months Ended	11 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Box Voyager And Box Trader	Apr. 29, 2011 Box Voyager And Box Trader	Dec. 31, 2011 CMA CGM Kingfish	Dec. 31, 2011 CMA CGM Kingfish	May 19, 2011 CMA CGM Kingfish	Jan. 22, 2011 CMA CGM Kingfish	Dec. 31, 2011 M/V Crystal Seas	Dec. 31, 2011 M/V Crystal Seas	Dec. 31, 2011 Impaired Vessels
Property Plant And Equipment [Line Items]
Vessel capacity							5,095
Purchase price of vessel acquired									$ 52,500,000
Sale price of vessel sold										14,000,000	14,000,000
Total consideration for the sale of a vessel					95,016,975			47,585,836
Shares exchanged for sale of asset				2,266,600		1,170,900
Share price					$ 11.375			$ 10.095
Cash consideration received from sale of vessel				69,234,400		35,765,600
Loss on sale of vessel				8,832,206		5,964,265				396,233
Impairment loss	$ 0	$ 277,327,148	$ 0								$ 5,740,000	$ 271,587,148
Property disposal commission percentage										3.00%
Number of vessels impaired												6